Intangible Assets, Net - Schedule of Estimated Amortization of the Company's Intangible Assets for Future Periods (Details) - USD ($)	Dec. 31, 2023	Mar. 31, 2023
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Year ending March 31, 2024	$ 1,546,500	$ 1,193,105
Year ending March 31, 2025	1,268,848	960,104
Year ending March 31, 2026	952,276	61,426
Year ending March 31, 2027	$ 385,435	40,048
Year ending March 31, 2028		$ 18,300